Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 89,850	$ 13,083	¥ 162,855
Short-term investments	69,797	10,163	128,084
Accounts receivable, net	76,742	11,175	49,231
Inventories, net	81,052	11,802	109,921
Prepayments and other current assets	79,359	11,556	116,738
Amounts due from related parties	9,379	1,366	11,726
Total current assets	406,179	59,145	578,555
Non-current assets:
Property and equipment, net	5,492	800	7,779
Intangible assets	21,594	3,144	25,544
Operating lease right-of-use assets	22,354	3,255	38,567
Long-term investments	75,607	11,010	82,319
Goodwill	0		40,684
Amounts due from related parties, non-current	2,988	435
Other non-current asset	6,586	959	4,861
Total non-current assets	134,621	19,603	199,754
Total assets	540,800	78,748	778,309
Current liabilities
Short-term borrowings (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB872 and RMB363 as of March 31, 2022 and 2023, respectively)	86,261	12,561	161,126
Accounts payable (including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB55,144 and RMB13,459 as of March 31, 2022 and 2023, respectively)	56,022	8,157	94,224
Salary and welfare payable (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB5,597 and RMB5,573 as of March 31, 2022 and 2023, respectively)	6,890	1,003	6,871
Accrued liabilities and other current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB24,417 and RMB15,712 as of March 31, 2022 and 2023, respectively)	22,104	3,219	27,324
Amounts due to related parties, current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB4 and RMB21 as of March 31, 2022 and 2023, respectively)	471	69	219
Contract liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB7,007 and RMB4,471 as of March 31, 2022 and 2023, respectively)	4,471	651	7,007
Operating lease liabilities, current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB7,238 and RMB9,207 as of March 31, 2022 and 2023, respectively)	9,220	1,343	10,001
Derivative liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil as of March 31, 2022 and 2023, respectively)	10,701	1,558	9,086
Total current liabilities	196,140	28,561	315,858
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil as of March 31, 2022 and 2023, respectively)	4,141	603	4,847
Operating lease liabilities, non-current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB28,197 and RMB12,741 as of March 31, 2022 and 2023, respectively)	12,741	1,855	28,197
Other debts, non-current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB157,874 and RMB 75,481 as of March 31, 2022 and 2023, respectively)	102,827	14,973	181,062
Total non-current liabilities	119,709	17,431	214,106
Total liabilities	315,849	45,992	529,964
Commitments and contingencies (Note 28)
Mezzanine equity:
Redeemable non-controlling interests	7,197	1,048	6,522
Total mezzanine equity	7,197	1,048	6,522
Shareholders' equity:
Additional paid-in capital	3,287,696	478,727	3,295,336
Statutory reserves	3,876	564	3,433
Accumulated other comprehensive loss	(37,189)	(5,415)	(46,069)
Accumulated deficit	(2,993,150)	(435,836)	(2,889,233)
Receivable for issuance of ordinary shares	(83,400)	(12,145)	(164,746)
Total Boqii Holding Limited shareholders' equity	178,283	25,961	199,175
Non-controlling interests	39,471	5,747	42,648
Total shareholders' equity	217,754	31,708	241,823
Total liabilities, mezzanine equity and shareholders' equity	540,800	78,748	778,309
Class A Ordinary Shares [Member]
Shareholders' equity:
Common Stock Value	373	54	372
Class B Ordinary Shares [Member]
Shareholders' equity:
Common Stock Value	¥ 82	$ 12	¥ 82